Total
PD Mid-Cap Index Portfolio
PD Mid-Cap Index Portfolio
Investment Goal
This Fund seeks investment results that correspond to the total return of an index of mid-capitalization companies.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PD Mid-Cap Index Portfolio Class P
Management Fee	0.13%
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.18%

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

This Example does not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these fees and expenses were included, your expenses (in dollars) shown below would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PD Mid-Cap Index Portfolio | Class P | USD ($)	18	58	101	230

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 24% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in securities of companies with medium market capitalizations included in the Fund’s applicable benchmark index.

The securities in the Fund’s benchmark index are those that are included in the Russell Midcap Index. The Russell Midcap Index measures the performance of the mid-capitalization segment of the U.S. equity universe. As of December 31, 2022, the market capitalization range of the Russell Midcap Index was approximately $656.7 million to $52.8 billion. As of December 31, 2022, the weighted average market capitalization of the Fund was approximately $6.6 billion. The Fund principally invests in common stock.

The Fund will generally hold substantially all of the stocks in the index in approximately the same proportions as their weightings in the index. The sub-adviser will utilize a sampling approach to seek to replicate the performance of the Russell Midcap Index by investing in a portfolio of securities in the Russell Midcap Index that collectively has an investment profile similar to that of the Russell Midcap Index. The sampling approach may result in a small portion of the portfolio being invested in certain stocks in proportions that are not approximately the same as their index weightings, but which are expected to result in a portfolio that has, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Fund’s benchmark index. The Fund will not concentrate, except to the same approximate extent as its index may concentrate, in the securities of a particular industry or group of industries.

The Fund will not deviate from the above noted strategies at any time for any reason. The Fund may become non-diversified, as defined under the Investment Company Act of 1940, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund’s Class P shares from year to year and showing how the Fund’s Class P returns compare to a broad-based market index. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers, if any, that were in effect during the periods presented.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q4 2022: 9.15%; Q2 2022: (16.89%)
Average Annual Total Returns (For the periods ended December 31, 2022)
Average Annual Returns - PD Mid-Cap Index Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class P	Class P (incepted October 23, 2020)	(17.45%)	5.98%	Oct. 23, 2020
Russell Midcap Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date)	Russell Midcap Index (reflects no deductions for fees, expenses, or taxes) (based on Class P inception date)	(17.32%)	6.48%